CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Revenue	$ 5,480,826	$ 2,797,288	$ 2,805,839
Costs and expenses:
Direct costs (excluding depreciation and amortization)	3,972,612	1,979,883	1,974,135
Selling, general and administrative	585,330	342,449	332,663
Depreciation and amortization	314,987	66,126	61,550
Transaction and integration related (Note 6)	198,263	(759)	4,085
Restructuring (Note 15)	31,105	18,089	0
Total costs and expenses	5,102,297	2,405,788	2,372,433
Income from operations	378,529	391,500	433,406
Interest income	574	2,724	6,859
Interest expense (Note 24)	(182,423)	(13,019)	(13,276)
Income before income tax expense	196,680	381,205	426,989
Income tax expense (Note 14)	(41,334)	(47,875)	(51,133)
Income before share of earnings from equity method investments	155,346	333,330	375,856
Share of equity method investments	(2,161)	(366)	0
Net Income	153,185	332,964	375,856
Net income attributable to noncontrolling interest	0	(633)	(1,870)
Net income attributable to the Group	$ 153,185	$ 332,331	$ 373,986
Net income per Ordinary Share attributable to the Group (Note 27):
Basic (USD per share)	$ 2.28	$ 6.20	$ 6.85
Diluted (USD per share)	$ 2.25	$ 6.15	$ 6.79
Weighted average number of ordinary shares outstanding:
Basic (in shares)	67,110,186	52,859,911	53,859,537
Diluted (in shares)	68,068,311	53,283,585	54,333,461